Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Research and development - related party amounts			$ 620	$ 439
Interest expense - related party amounts	$ 698	$ 33	431	2,271
Change in fair value of convertible promissory notes and convertible promissory notes due to related parties - related party amounts			$ 12	$ 4
Weighted-average common shares outstanding, diluted (in Shares)	21,935,679	13,313,132	15,426,908	6,356,348
Net loss per share, diluted (in Dollars per share)	$ (0.25)	$ (0.63)	$ (5.38)	$ (4.21)
Loss on issuance of convertible bridge loans - related party amounts	$ 74	$ 0
Change in fair value of convertible promissory notes	12.00%